Intangible Assets, net - Amortizaton and Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization
Amortization of intangible assets			$ 134,300
Expected amortization expense for next five years
2016	$ 514,495
2017	394,083
2018	265,384
2019	253,363
2020	226,022
Total	1,653,347
Computer software
Amortization
Amortization of intangible assets	34,000	$ 10,100	9,600
International
Impairment of intangible assets
Impairment loss on indefinite-lived intangible assets	$ 9,700		$ 3,600